LOSS BEFORE TAX	12 Months Ended
Dec. 31, 2020
Disclosure of loss profit before tax [Abstract]
LOSS BEFORE TAX
11.        LOSS BEFORE TAX

The following amounts were charged / (credited) to the statement of operations:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	2,020	1,238	1,261
Pension	41	42	44
Share based payments	678	624	1,204
Auditor’s remuneration
Audit fees	533	523	506
Tax fees	146	172	15
Other non-audit fees	25	-	-
Depreciation*	1,674	2,526	1,296
Amortisation (Note 14)	1,403	2,368	2,825
(Profit)/Loss on the disposal of property, plant and equipment	30	17	15
Net foreign exchange differences	583	(179)	344

*
Note that US$40,000 (2019: US$4,000) (2018: US$79,000) of depreciation was capitalised to research and development projects during 2020 in line with the Group’s capitalisation policy for Intangible projects.